Deferred Income Tax and Income Tax Expense - Summary of Details of Income Tax Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [abstract]
Current income tax expense	₩ 329,581	₩ 268,885	₩ 182,088
Impact of change in deferred taxes	(15,016)	1,771	152,102
Income tax expense	₩ 314,565	₩ 270,656	₩ 334,910